Trademarks, Goodwill and Other Intangibles	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Trademarks, Goodwill and Other Intangibles

3. Trademarks, Goodwill and Other Intangibles

Trademarks, goodwill and other intangibles, net consist of the following:

		March 31, 2012		December 31, 2011
	Estimated	Gross		Gross
	Lives in	Carrying	Accumulated	Carrying	Accumulated
	Years	Amount	Amortization	Amount	Amortization

Indefinite life trademarks	Indefinite	$44,500,000	$-	$44,500,000	$-
Goodwill	Indefinite	11,096,000	-	11,096,000	-
Licensing agreements	4	2,000,000	267,000	2,000,000	135,000
		$57,596,000	$267,000	$57,596,000	$135,000

Amortization expense for intangible assets for the Current Quarter was $132,000. The trademarks of Isaac Mizrahi and related goodwill have been determined to have an indefinite useful life and accordingly, consistent with ASC Topic 350, no amortization has been recorded in the Company's unaudited consolidated statement of operations. Instead, each of these intangible assets are tested for impairment, at least annually, on an individual basis as separate single units of accounting, with any related impairment charge recorded to the statement of operations at the time of determining such impairment.  Similarly, consistent with ASC 360, there was no impairment of the indefinite-lived trademarks.

4. Trademarks, Goodwill and Other Intangibles

Trademarks, goodwill and other intangibles, net consist of the following:

		(Successor)		(Predecessor)
		December 31, 2011		December 31, 2010
	Estimated	Gross		Gross
	Lives in	Carrying	Accumulated	Carrying	Accumulated
	Years	Amount	Amortization	Amount	Amortization

Indefinite life trademarks and copyrights	Indefinite	$44,500,000	$-	$-	$-
Goodwill	Indefinite	11,096,000	-	-	-
Licensing agreements	4	2,000,000	135,000	-	-
		$57,596,000	$135,000	$	$

The following table presents amortization expense for Licensing Agreements over the remaining useful life:

Year Ending	Carrying Value	Amortization Expense
December 31, 2011	$1,865,000	$135,000
December 31, 2012	1,336,000	529,000
December 31, 2013	807,000	529,000
December 31, 2014	278,000	529,000
December 31, 2015	-	278,000

On September 29, 2011, the Company completed a transaction in which it acquired substantially all of the licensing rights to the Isaac Mizrahi brands and trademarks from IM Ready-Made, LLC.  See Note 3, “Acquisition of the Isaac Mizrahi Business” for further details of this transaction.

Amortization expense for intangible assets for the period from September 29, 2011 to December 31, 2011 is $135,000. Amortization expense for the Predecessor Periods is nil. The trademarks of Isaac Mizrahi have been determined to have an indefinite useful life and accordingly, consistent with ASC Topic 350, no amortization has been recorded in the Company's consolidated statement of operations.